UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
6/30/17 (Unaudited)

COMMON STOCKS (38.9%)(a)
			Shares	Value

Basic materials (1.4%)

Asahi Kasei Corp. (Japan)			40,000	$429,429

BASF SE (Germany)			14,701	1,361,561

Boliden AB (Sweden)			24,850	678,127

Cabot Corp.			3,800	203,034

Celanese Corp. Ser. A			1,800	170,892

CIMIC Group, Ltd. (Australia)			24,071	718,578

Covestro AG (Germany)			3,898	281,417

Evonik Industries AG (Germany)			24,994	798,885

Fortescue Metals Group, Ltd. (Australia)			23,273	93,373

Hitachi Chemical Co., Ltd. (Japan)			11,500	342,521

Hitachi Metals, Ltd. (Japan)			4,000	55,550

HOCHTIEF AG (Germany)			4,856	889,623

Kajima Corp. (Japan)			23,000	193,856

Kuraray Co., Ltd. (Japan)			17,400	315,281

Mitsubishi Chemical Holdings Corp. (Japan)			52,700	435,797

Mitsubishi Gas Chemical Co., Inc. (Japan)			10,100	213,270

Mitsubishi Materials Corp. (Japan)			2,700	81,618

Mondi PLC (South Africa)			2,520	66,103

Newmont Mining Corp.			22,900	741,731

Packaging Corp. of America			10,300	1,147,317

Reliance Steel & Aluminum Co.			5,300	385,893

Rio Tinto PLC (United Kingdom)			7,833	330,752

Rio Tinto, Ltd. (Australia)			1,765	85,831

Sherwin-Williams Co. (The)			5,922	2,078,385

Shin-Etsu Chemical Co., Ltd. (Japan)			2,600	235,439

Sonoco Products Co.			210	10,798

Steel Dynamics, Inc.			36,300	1,299,903

Taisei Corp. (Japan)			43,000	392,247

Timken Co. (The)			9,400	434,750

UPM-Kymmene OYJ (Finland)			20,124	573,696

voestalpine AG (Austria)			4,495	209,466

				15,255,123
Capital goods (2.3%)

ACS Actividades de Construccion y Servicios SA (Spain)			21,595	834,284

Allison Transmission Holdings, Inc.			42,600	1,597,926

Atlas Copco AB Class A (Sweden)			5,573	213,667

Avery Dennison Corp.			8,892	785,786

BAE Systems PLC (United Kingdom)			7,976	65,810

Berry Plastics Group, Inc.(NON)			233	13,283

BWX Technologies, Inc.			9,078	442,553

CAE, Inc. (Canada)			1,356	23,381

Canon, Inc. (Japan)			100	3,393

Carlisle Cos., Inc.			5,200	496,080

Crane Co.			2,200	174,636

Crown Holdings, Inc.(NON)			33,700	2,010,542

Cummins, Inc.			14,200	2,303,524

Dassault Aviation SA (France)			43	60,042

General Dynamics Corp.			304	60,222

HD Supply Holdings, Inc.(NON)			16,500	505,395

HEICO Corp.			66	4,741

Honeywell International, Inc.			654	87,172

Huntington Ingalls Industries, Inc.			4,145	771,633

Jacobs Engineering Group, Inc.			11,800	641,802

JTEKT Corp (Japan)			13,400	195,624

L3 Technologies, Inc.			17,017	2,843,200

Northrop Grumman Corp.			10,546	2,707,264

Oshkosh Corp.			9,100	626,808

Parker Hannifin Corp.			9,600	1,534,272

Quanta Services, Inc.(NON)			25,600	842,752

Raytheon Co.			16,177	2,612,262

Republic Services, Inc.			355	22,624

Safran SA (France)			814	74,600

Spirit AeroSystems Holdings, Inc. Class A			12,100	701,074

Thales SA (France)			606	65,228

Waste Management, Inc.			16,288	1,194,725

WESCO International, Inc.(NON)			3,600	206,280

				24,722,585
Communication services (1.2%)

ACC Claims Holdings, LLC Class A (Units)(F)(NON)			102,750	617

AT&T, Inc.			899	33,919

BCE, Inc. (Canada)			1,419	63,903

BT Group PLC (United Kingdom)			67,814	260,336

Cable One, Inc.			300	213,270

Deutsche Telekom AG (Germany)			1,702	30,559

Eutelsat Communications SA (France)			2,835	72,402

Juniper Networks, Inc.			60,236	1,679,380

KDDI Corp. (Japan)			13,100	346,499

Nippon Telegraph & Telephone Corp. (Japan)			24,100	1,137,773

NTT DoCoMo, Inc. (Japan)			3,557	83,869

Orange SA (France)			21,086	334,518

PCCW, Ltd. (Hong Kong)			49,000	27,866

Proximus SADP (Belgium)			778	27,218

Shaw Communications, Inc. (Canada)			274	5,977

Sky PLC (United Kingdom)			81,334	1,052,978

Telstra Corp., Ltd. (Australia)			251,514	831,249

Verizon Communications, Inc.			151,290	6,756,611

				12,958,944
Conglomerates (0.3%)

Bouygues SA (France)			21,167	892,574

Danaher Corp.			17,702	1,493,872

Marubeni Corp. (Japan)			127,100	820,175

				3,206,621
Consumer cyclicals (5.3%)

Adecco Group AG (Switzerland)			12,096	919,594

Amazon.com, Inc.(NON)			5	4,840

Aramark			19,769	810,134

Aristocrat Leisure, Ltd. (Australia)			27,226	472,088

Asahi Glass Co., Ltd. (Japan)			2,400	100,929

Automatic Data Processing, Inc.			769	78,792

Berkeley Group Holdings PLC (The) (United Kingdom)			1,113	46,779

Booz Allen Hamilton Holding Corp.			14,200	462,068

Bridgestone Corp. (Japan)			1,600	68,851

Canadian Tire Corp., Ltd. (Canada)			531	60,421

Carnival PLC (United Kingdom)			14,734	974,867

Carter's, Inc.			3,300	293,535

CBS Corp. Class B (non-voting shares)			1,342	85,593

CDK Global, Inc.			411	25,507

Christian Dior SE (France)			240	69,179

Clorox Co. (The)			11,700	1,558,908

Dai Nippon Printing Co., Ltd. (Japan)			30,000	332,874

Daimler AG (Registered Shares) (Germany)			351	25,405

Discovery Communications, Inc. Class A(NON)(S)			97,900	2,528,757

Dolby Laboratories, Inc. Class A			3,800	186,048

Ecolab, Inc.			162	21,506

Electrolux AB Ser. B (Sweden)			10,946	358,730

Euronet Worldwide, Inc.(NON)			2,027	177,099

Ferrari NV (Italy)			95	8,154

Fiat Chrysler Automobiles NV (Italy)(NON)			35,908	378,544

Ford Motor Co.			12,700	142,113

Hakuhodo DY Holdings, Inc. (Japan)			6,100	80,863

Harvey Norman Holdings, Ltd. (Australia)			118,147	346,886

Hasbro, Inc.			12,967	1,445,950

Home Depot, Inc. (The)			12,201	1,871,633

Hyatt Hotels Corp. Class A(NON)			3,700	207,977

Industrivarden AB Class A (Sweden)			15,847	403,478

International Game Technology PLC			5,900	107,970

Interpublic Group of Cos., Inc. (The)			6,600	162,360

ISS A/S (Denmark)			7,566	297,162

John Wiley & Sons, Inc. Class A			3,215	169,591

KAR Auction Services, Inc.			9,200	386,124

Kimberly-Clark Corp.			22,609	2,919,048

Kingfisher PLC (United Kingdom)			189,587	742,511

Lagardere SCA (France)			3,817	120,543

Lear Corp.			6,364	904,197

Liberty SiriusXM Group Class A(NON)			12,200	512,156

Lowe's Cos., Inc.			62,742	4,864,387

LSC Communications, Inc.			5,900	126,260

LVMH Moet Hennessy Louis Vuitton SA (France)			122	30,418

Marks & Spencer Group PLC (United Kingdom)			192,029	833,610

Marriott International, Inc./MD Class A			40	4,012

Masco Corp.			26,100	997,281

Mazda Motor Corp. (Japan)			16,200	225,842

Michaels Cos., Inc. (The)(NON)(S)			17,300	320,396

MSC Industrial Direct Co., Inc. Class A			4,400	378,224

Namco Bandai Holdings, Inc. (Japan)			6,500	221,338

News Corp. Class A			22,500	308,250

News Corp. Class B			313	4,429

NVR, Inc.(NON)			272	655,686

Owens Corning			11,800	789,656

Peugeot SA (France)			39,677	791,463

Priceline Group, Inc. (The)(NON)			11	20,576

PVH Corp.			12,900	1,477,050

Ralph Lauren Corp.			30,200	2,228,760

Randstad Holding NV (Netherlands)			4,267	249,136

RELX PLC (United Kingdom)			5,190	112,211

Renault SA (France)			4,219	381,884

Ross Stores, Inc.			27,777	1,603,566

RR Donnelley & Sons Co.			9,066	113,688

RTL Group SA (Belgium)			3,576	270,015

Scotts Miracle-Gro Co. (The) Class A			6,409	573,349

ServiceMaster Global Holdings, Inc.(NON)			7,763	304,232

Square, Inc. Class A(NON)			83,000	1,947,180

Suzuki Motor Corp. (Japan)			3,000	142,165

TABCORP Holdings, Ltd. (Australia)			152,768	513,114

Taylor Wimpey PLC (United Kingdom)			395,535	907,720

TJX Cos., Inc. (The)(S)			51,186	3,694,094

Toppan Printing Co., Ltd. (Japan)			44,000	481,956

Toro Co. (The)			5,300	367,237

TransUnion(NON)			14,400	623,664

TUI AG (Germany)			9,028	131,578

Twenty-First Century Fox, Inc.			517	14,652

Valeo SA (France)			7,315	492,851

Vantiv, Inc. Class A(NON)			5,918	374,846

Visteon Corp.(NON)			5,100	520,506

Wal-Mart Stores, Inc.			34,000	2,573,120

Walt Disney Co. (The)			40,515	4,304,719

Wolters Kluwer NV (Netherlands)			8,586	363,478

World Fuel Services Corp.			168	6,460

Yamada Denki Co., Ltd. (Japan)			2,600	12,899

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			44,000	182,595

				56,410,317
Consumer staples (4.0%)

Altria Group, Inc.			15,588	1,160,838

Beiersdorf AG (Germany)			1,028	108,067

British American Tobacco PLC (United Kingdom)			3,597	245,208

Bunge, Ltd.			13,500	1,007,100

Campbell Soup Co.			20,900	1,089,935

Carlsberg A/S Class B (Denmark)			637	68,051

Coca-Cola Amatil, Ltd. (Australia)			113,607	805,948

Coca-Cola HBC AG (Switzerland)			2,269	66,730

ConAgra Foods, Inc.			31,693	1,133,342

CVS Health Corp.			813	65,414

Darden Restaurants, Inc.			13,600	1,229,984

Diageo PLC (United Kingdom)			792	23,400

Dr. Pepper Snapple Group, Inc.			5,800	528,438

Energizer Holdings, Inc.			6,900	331,338

Graham Holdings Co. Class B			8	4,797

Heineken Holding NV (Netherlands)			10,694	980,185

Henkel AG & Co. KGaA (Preference) (Germany)			528	72,668

Hershey Co. (The)			13,584	1,458,514

Ingredion, Inc.			6,300	751,023

ITOCHU Corp. (Japan)			67,000	994,203

J Sainsbury PLC (United Kingdom)			129,270	423,781

J.M. Smucker Co. (The)			356	42,125

Kao Corp. (Japan)			18,800	1,115,213

Koninklijke Ahold Delhaize NV (Netherlands)			15,916	304,307

Lamb Weston Holdings, Inc.			12,000	528,480

Liberty Interactive Corp.(NON)			3,600	188,244

Loblaw Cos., Ltd. (Canada)			1,151	64,029

ManpowerGroup, Inc.			6,600	736,890

McDonald's Corp.			35,761	5,477,155

McDonald's Holdings Co. (Japan), Ltd. (Japan)			1,500	57,479

METRO AG (Germany)			27,259	920,161

Nestle SA (Switzerland)			8,779	764,008

PepsiCo, Inc.			42,864	4,950,363

Pinnacle Foods, Inc.			11,003	653,578

Pool Corp.			1,477	173,651

Procter & Gamble Co. (The)			10,197	888,669

Spectrum Brands Holdings, Inc.(S)			3,000	375,120

Sysco Corp.			37,926	1,908,816

Tate & Lyle PLC (United Kingdom)			101,810	877,828

Toyota Tsusho Corp. (Japan)			18,800	562,454

Tyson Foods, Inc. Class A			38,100	2,386,203

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			5,042	1,448,768

Unilever PLC (United Kingdom)			753	40,750

US Foods Holding Corp.(NON)			106	2,885

Walgreens Boots Alliance, Inc.			35,948	2,815,088

Watsco, Inc.			4,900	755,580

WH Group, Ltd. (Hong Kong)			551,000	556,120

Wilmar International, Ltd. (Singapore)			73,600	179,088

WM Morrison Supermarkets PLC (United Kingdom)			289,809	910,437

Yum! Brands, Inc.			14,300	1,054,768

				43,287,221
Energy (2.0%)

Baker Hughes, Inc.			32,168	1,753,478

Caltex Australia, Ltd. (Australia)			2,667	64,796

Cimarex Energy Co.			14,600	1,372,546

Exxon Mobil Corp.			51,947	4,193,681

Halcon Resources Corp.(NON)			2,658	12,067

Marathon Petroleum Corp.			932	48,772

Milagro Oil & Gas, Inc. (Units)(F)(NON)			42	3,402

Nabors Industries, Ltd.			15,400	125,356

Nine Point Energy(F)(NON)			448	6,164

OMV AG (Austria)			635	32,952

ONEOK, Inc.(S)			38,300	1,997,728

Parsley Energy, Inc. Class A(NON)			83,100	2,306,025

Phillips 66			276	22,822

QEP Resources, Inc.(NON)			11,400	115,140

Repsol SA (Spain)			62,947	963,392

Rowan Cos. PLC Class A(NON)			12,400	126,976

Royal Dutch Shell PLC Class B (United Kingdom)			19,897	534,494

SandRidge Energy, Inc.(NON)			1,404	24,163

Superior Energy Services, Inc.(NON)			9,700	101,171

Tervita Corp. Class A (Canada)(NON)			59	421

Total SA (France)			31,823	1,573,264

Valero Energy Corp.			44,400	2,995,224

Vestas Wind Systems A/S (Denmark)			4,427	408,676

Williams Cos., Inc. (The)			80,600	2,440,568

Woodside Petroleum, Ltd. (Australia)			2,546	58,451

				21,281,729
Financials (7.6%)

3i Group PLC (United Kingdom)			114,060	1,340,731

AerCap Holdings NV (Ireland)(NON)			2,800	130,004

Aflac, Inc.			23,415	1,818,877

AGNC Investment Corp.(R)			33,302	709,000

Allianz SE (Germany)			7,383	1,453,761

Allstate Corp. (The)			22,349	1,976,546

Ally Financial, Inc.			38,500	804,650

American Financial Group, Inc.			2,400	238,488

American Homes 4 Rent(R)			613	13,835

Ameriprise Financial, Inc.			12,700	1,616,583

Annaly Capital Management, Inc.(R)			67,319	811,194

Apartment Investment & Management Co. Class A(R)			9,900	425,403

Apple Hospitality REIT, Inc.(R)			15,064	281,847

Aspen Insurance Holdings, Ltd.			2,935	146,310

Assured Guaranty, Ltd.			10,297	429,797

AXA SA (France)			38,851	1,062,749

Baloise Holding AG (Switzerland)			438	67,694

Banco Santander SA (Spain)			84,597	559,637

Bank Leumi Le-Israel BM (Israel)			2,880	14,011

Bank of Montreal (Canada)			1,068	78,420

Barratt Developments PLC (United Kingdom)			47,442	348,191

Berkshire Hathaway, Inc. Class B(NON)			328	55,553

BNP Paribas SA (France)			12,240	881,573

BOC Hong Kong Holdings, Ltd. (Hong Kong)			7,500	35,879

Brandywine Realty Trust(R)			13,819	242,247

Brixmor Property Group, Inc.(R)			24,200	432,696

Broadridge Financial Solutions, Inc.			115	8,689

Camden Property Trust(R)			7,240	619,092

Cheung Kong Property Holdings, Ltd. (Hong Kong)			85,000	665,742

Chimera Investment Corp.(R)			16,077	299,515

Citigroup, Inc.			117,400	7,851,712

CME Group, Inc.			450	56,358

Colony NorthStar, Inc. Class A(R)			37,300	525,557

CoreLogic, Inc.(NON)			4,344	188,443

Corporate Office Properties Trust(R)			322	11,280

Credit Agricole SA (France)			30,832	496,000

Daiwa Securities Group, Inc. (Japan)			20,000	118,391

DGB Financial Group, Inc. (South Korea)			23,652	243,931

Discover Financial Services			21,200	1,318,428

DNB ASA (Norway)			30,085	511,702

Duke Realty Corp.(R)			21,000	586,950

E*Trade Financial Corp.(NON)			47,600	1,810,228

East West Bancorp, Inc.			7,000	410,060

Empire State Realty Trust, Inc. Class A(R)			235	4,881

EPR Properties(R)			304	21,848

Equity Commonwealth(NON)(R)			6,474	204,578

Equity Lifestyle Properties, Inc.(R)			3,200	276,288

Equity Residential Trust(R)			20,051	1,319,957

First Hawaiian, Inc.			17,200	526,664

Forest City Realty Trust, Inc. Class A(R)			18,000	435,060

Gaming and Leisure Properties, Inc.(R)			6,581	247,906

Goldman Sachs Group, Inc. (The)			24,300	5,392,170

Hartford Financial Services Group, Inc. (The)			27,500	1,445,675

HCP, Inc.(R)			32,900	1,051,484

Highwoods Properties, Inc.(R)			8,161	413,844

HSBC Holdings PLC (United Kingdom)			24,687	228,837

Industrial Bank of Korea (South Korea)			41,897	521,813

Intercontinental Exchange, Inc.			116	7,647

Investor AB Class B (Sweden)			25,159	1,212,453

JPMorgan Chase & Co.			104,140	9,518,396

Kerry Properties, Ltd. (Hong Kong)			84,500	286,809

Lamar Advertising Co. Class A(R)			247	18,172

Legal & General Group PLC (United Kingdom)			20,732	69,747

Liberty Property Trust(R)			8,297	337,771

Lincoln National Corp.			13,600	919,088

Lloyds Banking Group PLC (United Kingdom)			84,838	73,094

Mapfre SA (Spain)			68,656	239,794

MFA Financial, Inc.(R)			21,198	177,851

Mid-America Apartment Communities, Inc.(R)			1,600	168,608

Mitsubishi UFJ Financial Group, Inc. (Japan)			181,962	1,221,115

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			76,800	419,251

Mizuho Financial Group, Inc. (Japan)			654,625	1,195,465

Morgan Stanley			20,100	895,656

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			4,764	960,644

National Bank of Canada (Canada)			751	31,579

New World Development Co., Ltd. (Hong Kong)			366,000	464,564

NN Group NV (Netherlands)			22,476	798,880

Nomura Real Estate Holdings, Inc. (Japan)			8,500	166,561

Nordea Bank AB (Sweden)			5,788	73,649

ORIX Corp. (Japan)			66,100	1,022,574

Outfront Media, Inc.(R)			8,500	196,520

Park Hotels & Resorts, Inc.(R)			19,293	520,139

Partners Group Holding AG (Switzerland)			90	55,798

Persimmon PLC (United Kingdom)			11,418	333,416

PNC Financial Services Group, Inc. (The)			767	95,775

Popular, Inc. (Puerto Rico)			12,613	526,088

Prudential Financial, Inc.			21,800	2,357,452

Quality Care Properties, Inc.(NON)(R)			10,277	188,172

Raymond James Financial, Inc.			2,800	224,616

Reinsurance Group of America, Inc.			3,310	424,971

Resona Holdings, Inc. (Japan)			124,600	685,175

Retail Properties of America, Inc. Class A(R)			827	10,098

Sekisui Chemical Co., Ltd. (Japan)			15,300	273,557

Senior Housing Properties Trust(R)			7,900	161,476

Societe Generale SA (France)			16,954	912,238

Spirit Realty Capital, Inc.(R)			60,787	450,432

Starwood Property Trust, Inc.(R)			19,141	428,567

Sumitomo Mitsui Financial Group, Inc. (Japan)			32,693	1,272,840

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			7,500	267,993

Sun Hung Kai Properties, Ltd. (Hong Kong)			26,000	381,969

SunTrust Banks, Inc.			23,098	1,310,119

Swiss Life Holding AG (Switzerland)			2,800	944,916

Swiss Re AG (Switzerland)			12,221	1,117,083

TCF Financial Corp.			16,500	263,010

Travelers Cos., Inc. (The)			6,020	761,711

Two Harbors Investment Corp. ((R))			25,562	253,319

U.S. Bancorp			782	40,601

United Overseas Bank, Ltd. (Singapore)			4,100	68,852

Unum Group			14,500	676,135

Validus Holdings, Ltd.			5,500	285,835

VEREIT, Inc.(R)			72,300	588,522

Voya Financial, Inc.			13,668	504,213

Wharf Holdings, Ltd. (The) (Hong Kong)			24,000	198,887

Wheelock and Co., Ltd. (Hong Kong)			81,000	611,070

Woori Bank (South Korea)			13,018	209,922

WP Carey, Inc.(R)			2,600	171,626

				81,841,240
Health care (5.2%)

Alfresa Holdings Corp. (Japan)			3,200	61,653

AmerisourceBergen Corp.			22,300	2,108,019

Astellas Pharma, Inc. (Japan)			32,200	393,500

AstraZeneca PLC (United Kingdom)			6,677	446,563

Baxter International, Inc.			27,275	1,651,229

Bayer AG (Germany)			12,142	1,569,855

Bio-Rad Laboratories, Inc. Class A(NON)			76	17,200

Bruker Corp.			6,600	190,344

C.R. Bard, Inc.			4,900	1,548,939

Celgene Corp.(NON)			39,300	5,103,891

Charles River Laboratories International, Inc.(NON)			4,876	493,207

Eli Lilly & Co.			34,800	2,864,040

Fresenius SE & Co. KGaA (Germany)			2,054	176,089

Gilead Sciences, Inc.			85,900	6,080,002

GlaxoSmithKline PLC (United Kingdom)			75,469	1,607,608

Hologic, Inc.(NON)			6,300	285,894

Humana, Inc.			385	92,639

Johnson & Johnson			70,782	9,363,751

McKesson Corp.			19,200	3,159,168

Medipal Holdings Corp. (Japan)			16,000	295,603

Merck & Co., Inc.			54,554	3,496,366

Mitsubishi Tanabe Pharma Corp. (Japan)			21,700	500,851

Novartis AG (Switzerland)			9,455	786,848

Pfizer, Inc.			3,828	128,583

Premier, Inc. Class A(NON)			6,100	219,600

Roche Holding AG (Switzerland)			7,840	1,996,588

Sanofi (France)			17,673	1,690,713

Shionogi & Co., Ltd. (Japan)			14,700	818,024

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			723	81,019

Thermo Fisher Scientific, Inc.			41	7,153

UnitedHealth Group, Inc.			38,039	7,053,191

WellCare Health Plans, Inc.(NON)			5,737	1,030,136

Zoetis, Inc.			1,279	79,784

				55,398,050
Technology (6.9%)

Adobe Systems, Inc.(NON)			6,218	879,474

Agilent Technologies, Inc.			22,500	1,334,475

Alphabet, Inc. Class A(NON)			13,840	12,866,771

Amadeus IT Holding SA Class A (Spain)			19,107	1,142,437

Amdocs, Ltd.			17,890	1,153,189

Apple, Inc.			90,635	13,053,253

Applied Materials, Inc.			106,734	4,409,182

AtoS SE (France)			7,604	1,067,375

Check Point Software Technologies, Ltd. (Israel)(NON)			65	7,090

Citrix Systems, Inc.(NON)			17,800	1,416,524

CommerceHub, Inc. Ser. C(NON)			335	5,842

Corning, Inc.			671	20,164

Dell Technologies, Inc. Class V(NON)			12,302	751,775

DST Systems, Inc.			3,800	234,460

Dun & Bradstreet Corp. (The)			6,000	648,900

DXC Technology Co.(NON)			20,600	1,580,432

eBay, Inc.(NON)			43,305	1,512,211

F5 Networks, Inc.(NON)			7,674	975,058

Facebook, Inc. Class A(NON)			17,600	2,657,248

Fidelity National Information Services, Inc.			645	55,083

Fiserv, Inc.(NON)			327	40,005

FLIR Systems, Inc.			9,600	332,736

Fortinet, Inc.(NON)			26,200	980,928

FUJIFILM Holdings Corp. (Japan)			1,700	61,062

Fujitsu, Ltd. (Japan)			14,000	103,038

Genpact, Ltd.			377	10,492

Harris Corp.			353	38,505

Hoya Corp. (Japan)			7,900	409,697

HP, Inc.			140,600	2,457,688

Intuit, Inc.			16,298	2,164,537

Koninklijke Philips NV (Netherlands)			1,437	51,035

Maxim Integrated Products, Inc.			23,900	1,073,110

Microsoft Corp.			180,862	12,466,818

Mixi, Inc. (Japan)			3,500	194,488

NCR Corp.(NON)			11,900	485,996

NetApp, Inc.			901	36,085

Open Text Corp. (Canada)			1,351	42,641

Otsuka Corp. (Japan)			3,800	235,483

Paychex, Inc.			623	35,474

Samsung Electronics Co., Ltd. (South Korea)			387	804,002

Synopsys, Inc.(NON)			10,254	747,824

Teradyne, Inc.			21,200	636,636

Texas Instruments, Inc.			50,944	3,919,122

Tokyo Electron, Ltd. (Japan)			100	13,479

VMware, Inc. Class A(NON)			11,400	996,702

Xerox Corp.			6,600	189,618

				74,298,144
Transportation (1.3%)

ANA Holdings, Inc. (Japan)			150,000	520,649

Central Japan Railway Co. (Japan)			5,400	879,075

Delta Air Lines, Inc.			52,000	2,794,480

Deutsche Lufthansa AG (Germany)			3,847	87,547

Deutsche Post AG (Germany)			30,294	1,135,581

easyJet PLC (United Kingdom)			3,493	61,827

Fraport AG Frankfurt Airport Services Worldwide (Germany)			457	40,348

International Consolidated Airlines Group SA (Spain)			21,747	172,602

Japan Airlines Co., Ltd. (Japan)			2,700	83,395

Landstar System, Inc.			3,417	292,495

Norfolk Southern Corp.			16,219	1,973,852

Qantas Airways, Ltd. (Australia)			152,741	671,509

Royal Mail PLC (United Kingdom)			98,376	539,683

Union Pacific Corp.			37,000	4,029,670

				13,282,713
Utilities and power (1.4%)

American Electric Power Co., Inc.			24,624	1,710,629

AusNet Services (Units) (Australia)			41,071	54,769

CenterPoint Energy, Inc.			27,700	758,426

Centrica PLC (United Kingdom)			341,231	889,761

Edison International			2,601	203,372

Endesa SA (Spain)			20,966	482,997

Enel SpA (Italy)			239,711	1,285,151

Entergy Corp.			36,500	2,802,105

Exelon Corp.			37,000	1,334,590

FirstEnergy Corp.			45,600	1,329,696

Gas Natural SDG SA (Spain)			2,902	67,914

Great Plains Energy, Inc.			1,517	44,418

Iberdrola SA (Spain)			19,740	156,312

Innogy SE (Germany)			4,561	179,540

Kinder Morgan, Inc.			3,104	59,473

NiSource, Inc.			34,600	877,456

PG&E Corp.			840	55,751

PPL Corp.			10,400	402,064

Southern Co. (The)			352	16,854

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)(NON)			2,297	2,412

Tohoku Electric Power Co., Inc. (Japan)			18,900	261,298

UGI Corp.			35,750	1,730,658

Vectren Corp.			3,900	227,916

				14,933,562

Total common stocks (cost $361,512,799)				$416,876,249

CORPORATE BONDS AND NOTES (24.4%)(a)
			Principal amount	Value

Basic materials (1.4%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$110,000	$116,325

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			120,000	136,230

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			120,000	130,050

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			15,000	15,038

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			35,000	39,200

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			50,000	56,063

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			413,000	424,112

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			100,000	107,500

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			110,000	133,100

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			130,000	135,850

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			170,000	175,100

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			149,000	172,840

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			80,000	83,300

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			115,000	117,444

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			215,000	218,225

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			620,000	668,050

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			200,000	212,520

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			70,000	72,267

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			105,000	114,450

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			75,000	79,313

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			180,000	177,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			30,000	31,275

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			140,000	141,022

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			765,000	785,676

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			315,000	329,740

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN 1.70%, 5/1/20			410,000	412,465

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			230,000	236,299

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			99,000	101,475

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			120,000	124,800

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			90,000	95,006

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			10,000	9,372

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			50,000	51,750

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			180,000	204,750

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			755,000	789,277

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			511,000	511,199

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			30,000	32,625

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			55,000	57,613

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			79,000	83,148

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			130,000	133,926

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			75,000	84,844

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			100,000	115,500

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			60,000	63,000

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			85,000	86,806

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			245,000	270,493

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			55,000	58,919

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			25,000	26,105

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			300,000	283,747

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			33,000	33,180

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			640,000	728,651

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			55,000	56,513

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			35,000	36,094

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			135,000	144,612

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			120,000	119,400

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			65,000	64,756

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			125,000	128,750

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			75,000	78,469

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			225,000	242,296

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			10,000	11,475

Park-Ohio Industries, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/15/27			120,000	126,000

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			15,000	16,594

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			50,000	57,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			20,000	21,450

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			15,000	16,388

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			455,000	458,005

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			90,000	107,550

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			35,000	35,919

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			147,000	152,329

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			60,000	63,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			4,000	4,155

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			45,000	46,575

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			40,000	38,950

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			15,000	17,306

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			100,000	101,250

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			45,000	45,113

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			55,000	56,650

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			100,000	105,500

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			50,000	52,750

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			230,000	239,775

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			85,000	87,444

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			85,000	90,313

Venator Finance Sarl/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			75,000	75,750

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			77,000	74,883

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			1,070,000	1,061,974

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			575,000	809,496

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			175,000	244,038

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			260,000	357,992

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			145,000	154,969

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			80,000	89,900

				14,960,023
Capital goods (1.0%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			195,000	200,850

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			72,000	79,020

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			200,000	218,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			40,000	41,700

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			80,000	82,400

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			25,000	25,875

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			25,000	26,656

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			24,000	24,990

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			85,000	88,506

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			190,000	202,508

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			155,000	172,050

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			140,000	154,350

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			525,000	531,523

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			35,000	40,513

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22			570,000	577,273

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			155,000	155,000

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			260,000	256,970

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			160,000	158,731

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22			140,000	142,625

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			255,000	316,796

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			150,000	161,234

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			405,000	433,734

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			575,000	611,166

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			345,000	362,250

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			150,000	154,628

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			326,000	422,091

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			185,000	214,600

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			205,000	204,488

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			178,000	194,423

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			190,000	197,650

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			110,000	114,400

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			165,000	173,250

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			50,000	51,875

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			195,000	226,826

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.658%, 7/15/21			345,000	350,606

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			95,000	101,908

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			740,000	773,905

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			25,000	26,125

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			284,000	293,230

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			40,000	40,450

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			290,000	306,675

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			40,000	40,700

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			65,000	65,975

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			58,000	59,885

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20			1,620,000	1,622,778

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			175,000	183,750

				10,885,438
Communication services (2.0%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			1,115,000	1,070,206

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			735,000	761,314

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19			360,000	381,889

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			567,000	556,002

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			568,000	558,395

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			30,000	33,413

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			53,000	54,590

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			50,000	53,063

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			130,000	138,613

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			20,000	21,400

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			65,000	68,250

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			50,000	53,844

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			13,000	13,752

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			113,000	115,083

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			95,000	96,663

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			1,118,000	1,341,838

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			337,000	364,068

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47			296,000	313,151

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			495,000	464,597

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			539,000	760,395

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			82,000	108,337

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			300,000	399,177

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			835,000	859,387

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			250,000	251,293

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			45,000	48,038

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			190,000	211,059

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			54,000	59,003

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			455,000	456,994

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113%, 1/15/20			410,000	441,916

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			115,000	122,719

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			202,000	206,060

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			146,000	161,695

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			305,000	353,800

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			163,000	241,742

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			75,000	80,023

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			55,000	51,013

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			135,000	129,094

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			14,000	11,533

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			17,000	15,683

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			4,000	4,310

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)(FWC)			115,000	114,856

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			34,000	18,700

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			164,000	86,510

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			135,000	185,371

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21			970,000	1,045,547

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			201,000	213,696

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			19,000	20,140

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			410,000	426,607

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			92,000	102,264

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			27,000	29,700

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			39,000	42,327

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			195,000	224,250

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			214,000	237,808

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			590,000	595,163

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			197,000	208,081

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			335,000	362,219

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			20,000	21,169

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			60,000	64,350

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			30,000	31,221

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			2,000	2,135

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			93,000	97,650

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			365,000	482,391

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			300,000	321,750

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			932,000	881,758

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			775,000	767,913

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			1,110,000	1,146,385

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 2.946%, 3/15/22			406,000	408,821

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			495,000	508,613

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			129,000	137,063

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			909,000	908,100

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			110,000	110,688

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			52,000	53,560

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			114,000	94,121

				21,384,329
Conglomerates (0.5%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			231,000	244,860

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44			1,890,000	2,099,701

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)			2,945,000	2,965,480

				5,310,041
Consumer cyclicals (2.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			300,000	371,734

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			1,048,000	1,518,691

Alpine Finance Merger Sub, LLC 144A sr. unsec. notes 6.875%, 8/1/25			25,000	25,438

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			517,000	516,822

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			23,000	24,035

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			40,000	41,600

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			90,000	94,978

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			95,000	99,038

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			80,000	84,600

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			180,000	186,300

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			675,000	724,147

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			52,000	20,930

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			40,000	42,800

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			30,000	32,438

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			88,000	90,860

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			125,000	130,000

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			155,000	168,175

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			15,000	16,800

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			25,000	27,094

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			191,000	180,903

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			580,000	594,992

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25			243,000	246,265

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			30,000	30,900

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			40,000	41,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			40,000	41,200

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			17,000	17,367

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			59,000	58,631

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			190,000	195,263

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			150,000	158,625

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			60,000	63,600

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			445,000	453,252

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			1,390,000	1,340,620

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			70,000	75,688

Eldorado Resorts, Inc. 144A sr. unsec. unsub. notes 6.00%, 4/1/25			30,000	31,800

EW Scripps Co. (The) 144A company guaranty sr. unsec. notes 5.125%, 5/15/25			70,000	72,100

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			350,000	382,477

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			297,000	325,187

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			1,440,000	1,482,394

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			60,000	63,025

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			1,239,000	1,231,829

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18			80,000	80,938

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			163,000	163,455

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			200,000	203,990

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			95,000	95,404

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			57,000	60,776

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			40,000	43,692

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			110,000	112,200

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	70,000	55,868

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$360,000	415,953

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			130,000	135,850

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			60,000	60,900

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			1,000,000	1,046,250

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			105,000	134,685

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41			300,000	396,647

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			475,000	482,181

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			147,000	163,947

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			658,000	715,557

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			160,000	163,600

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			675,000	737,248

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			80,000	81,296

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			54,000	42,390

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			180,000	193,275

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			200,000	219,500

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			180,000	188,100

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			35,000	37,975

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			60,000	59,025

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			45,000	44,325

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			27,000	27,878

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			40,000	41,800

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			155,000	164,639

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			60,000	63,750

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			110,000	115,225

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			50,000	50,750

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			130,000	135,850

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			25,000	25,531

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			80,000	82,184

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			50,000	55,395

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			15,000	15,881

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			65,000	71,500

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			45,000	50,400

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			315,000	310,159

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			194,000	195,940

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			40,000	26,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			60,000	28,800

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			100,000	101,250

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			60,000	61,500

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			25,000	25,875

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			75,000	77,813

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			90,000	93,743

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			310,000	312,126

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			885,000	890,445

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			40,000	41,900

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			52,000	54,405

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			75,000	76,406

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			53,000	54,723

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			55,000	54,725

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			45,000	45,281

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			40,000	35,600

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			570,000	584,914

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			105,000	122,325

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			205,000	218,325

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			120,000	122,632

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			256,000	266,240

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			130,000	131,300

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			355,000	381,638

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27			550,000	529,453

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			55,000	57,338

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			320,000	350,800

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			15,000	14,869

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			110,000	117,150

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			210,000	215,513

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			58,000	61,625

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			785,000	789,906

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			140,000	144,200

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			175,000	176,071

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			35,000	37,541

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			3,000	3,150

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			30,000	32,138

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			120,000	126,450

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			810,000	826,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			90,000	87,750

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			875,000	880,915

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			463,000	436,797

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			15,000	15,075

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			525,000	525,916

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18			486,000	488,638

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			50,000	52,375

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			14,000	14,595

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			115,000	113,994

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			70,000	74,745

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			198,000	278,892

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40			120,000	144,510

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4.875%, 7/8/40			655,000	777,584

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			120,000	122,634

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			50,000	54,505

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			80,000	82,000

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			70,000	69,038

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			300,000	309,267

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			330,000	361,141

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			90,000	92,194

				31,119,242
Consumer staples (1.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			40,000	41,450

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			215,000	219,569

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			90,000	89,432

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			128,000	136,336

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			1,045,000	1,059,448

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			2,257,000	2,547,343

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			1,648,000	1,697,885

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			780,000	790,458

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			191,000	190,766

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			530,000	821,169

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			500,000	499,293

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	215,500

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			190,000	197,600

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			75,000	77,625

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			85,000	88,613

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			155,000	163,719

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26			340,000	322,813

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			265,000	269,696

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			482,000	528,317

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			525,000	528,247

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			47,440	53,410

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			244,033	261,325

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			50,000	52,625

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			135,000	169,512

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			385,000	379,498

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			300,000	389,432

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			363,000	412,243

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			80,000	67,100

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			100,000	99,625

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			850,000	847,543

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			80,000	84,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			80,000	83,400

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			60,000	61,275

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			375,000	482,315

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			350,000	433,673

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			832,000	862,160

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			25,000	25,750

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			65,000	66,544

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			300,000	389,239

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			270,000	325,461

Molson Coors Brewing Co. 144A company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19			970,000	968,667

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			1,125,000	1,194,510

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			405,000	380,519

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			521,000	520,873

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			30,000	30,075

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			32,000	32,960

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			100,000	87,000

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			67,000	61,640

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			120,000	117,825

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			55,000	54,884

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			400,000	412,008

				19,892,570
Energy (2.2%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			55,000	57,819

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			195,000	196,463

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19			185,000	200,533

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			20,000	20,250

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			77,000	77,168

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			43,000	43,430

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			45,000	47,125

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			192,000	194,799

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			60,000	60,000

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			3,000	2,644

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			445,000	439,470

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			325,000	327,718

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			60,000	51,600

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			65,000	43,550

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			155,000	98,038

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			195,000	194,011

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			545,000	572,931

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)			370,000	352,472

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			230,000	245,238

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			450,000	461,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			20,000	18,000

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			83,000	87,773

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			40,000	39,300

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			45,000	44,550

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19			820,000	817,611

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			517,000	516,699

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			194,000	199,820

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			670,000	683,400

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			525,000	524,031

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			80,000	66,800

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			50,000	45,781

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			25,000	24,531

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			65,000	62,075

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			70,000	70,000

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			161,000	155,365

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			180,000	178,425

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			80,000	48,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			99,000	94,298

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			129,000	128,206

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			160,000	162,400

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			45,000	44,775

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			130,000	137,313

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			167,000	131,095

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			65,000	48,425

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			30,000	29,925

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			50,000	50,738

FTS International, Inc. 144A company guaranty sr. sub. FRN 8.746%, 6/15/20			30,000	30,075

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			25,000	28,250

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			140,000	161,149

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			135,000	140,738

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			95,000	95,950

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			45,000	43,650

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			200,000	205,000

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			125,000	144,361

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			50,000	38,875

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			35,000	27,038

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			35,000	31,850

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			515,000	551,148

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			320,000	321,090

Murray Energy Corp. 144A notes 11.25%, 4/15/21			85,000	64,175

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			315,000	299,187

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			80,000	84,200

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			30,000	31,050

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			115,000	90,994

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			285,000	167,794

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			25,000	24,188

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			70,000	67,900

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46			870,000	904,317

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			35,000	35,263

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	207,121

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			465,000	491,970

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			1,255,000	1,233,979

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			381,000	438,150

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			513,000	574,242

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			997,000	1,013,201

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			108,000	111,375

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			270,000	99,900

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			270,000	239,355

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			150,000	146,250

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			900,000	949,676

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			150,000	151,935

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			887,000	862,191

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			5,000	4,363

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			95,000	94,525

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			190,000	193,800

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			30,000	28,500

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			60,000	57,750

Sabine Pass Liquefaction, LLC sr. notes 5.875%, 6/30/26			140,000	156,470

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			120,000	133,621

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			377,000	401,306

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28			355,000	358,661

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			75,000	72,563

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			35,000	36,400

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			62,000	64,790

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			15,000	2

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			54,000	5

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			85,000	82,450

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)			140,000	140,622

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			93,000	90,443

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			40,000	35,400

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			60,000	57,281

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			20,000	19,100

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			75,000	71,250

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			565,000	552,268

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			170,000	195,965

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			65,000	67,275

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			30,000	30,900

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			50,000	52,500

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			410,000	421,480

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			126,000	128,796

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			25,000	25,000

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			40,000	41,800

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			40,000	51,300

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			4,000	4,760

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			385,000	400,776

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			330,000	337,147

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			208,000	217,967

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			30,000	32,550

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			115,000	120,750

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			142,000	140,580

				23,124,548
Financials (8.4%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)			605,000	608,327

AIG Global Funding 144A sr. notes 2.15%, 7/2/20			450,000	449,679

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			85,000	88,700

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			1,060,000	1,088,136

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			50,000	50,500

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			45,000	47,813

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			130,000	159,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			24,000	27,300

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			460,000	484,150

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			30,000	32,363

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			150,000	153,000

American Express Co. sr. unsec. bonds 8.125%, 5/20/19			515,000	572,271

American Express Co. sr. unsec. notes 7.00%, 3/19/18			396,000	410,719

American Express Co. sr. unsec. notes 6.15%, 8/28/17			694,000	698,560

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			231,000	311,850

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)			1,400,000	1,411,115

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			115,000	108,963

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)			755,000	754,586

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	220,997

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			310,000	318,717

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			255,000	287,194

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			390,000	390,115

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			303,000	328,755

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			25,000	27,798

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			2,355,000	2,275,714

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			827,000	828,265

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			290,000	288,687

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			340,000	340,147

Bank of America Corp. unsec. sub. FRN 2.006%, 9/15/26			100,000	92,882

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			870,000	1,061,085

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)			280,000	281,751

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			780,000	783,105

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)			509,000	511,163

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			525,000	524,761

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			224,000	280,692

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			46,000	47,443

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			151,000	162,815

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			235,000	247,661

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			190,000	190,315

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			200,000	213,840

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			895,000	919,979

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			140,000	151,244

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			285,000	313,800

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			405,000	453,362

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			130,000	131,084

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			132,000	143,744

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			43,000	44,800

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			228,000	242,740

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			24,000	24,600

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			72,000	77,580

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			170,000	183,175

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			15,000	15,750

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			416,000	445,756

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			65,000	68,088

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20			885,000	893,468

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28			2,690,000	2,733,750

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			275,000	288,666

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			340,000	378,088

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20			990,000	989,073

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			205,000	217,095

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			625,000	754,030

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)			1,135,000	1,137,446

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			325,000	325,221

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			30,000	31,200

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			162,000	166,050

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			200,000	206,902

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			225,000	238,781

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			870,000	899,302

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)			1,275,000	1,283,184

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			65,000	38,350

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			207,000	220,593

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			90,000	93,263

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			190,000	197,539

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			93,000	94,628

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			345,000	370,070

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			1,529,000	1,664,145

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			1,105,000	1,199,129

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			2,035,000	2,070,222

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20			1,870,000	1,879,958

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19			615,000	621,712

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			319,000	320,415

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			160,000	177,052

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			335,000	351,255

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			225,000	226,796

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			35,000	35,922

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)			250,000	301,919

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			125,000	196,640

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			1,045,000	1,177,677

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			155,000	159,684

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			10,000	10,025

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			77,000	80,273

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20			540,000	541,918

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			65,000	67,769

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			65,000	67,763

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			30,000	30,881

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			57,000	58,354

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			1,365,000	1,540,785

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			4,000	3,595

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			44,000	49,720

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			40,000	41,000

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			5,000	5,050

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			319,000	332,159

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			136,000	141,372

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			1,335,000	1,327,233

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			523,000	523,373

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			2,650,000	2,622,869

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26			515,000	533,430

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			618,000	621,340

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			250,000	264,494

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			525,000	589,877

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			390,000	485,796

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			135,000	190,343

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			292,000	331,305

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			425,000	442,576

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			110,000	124,713

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			110,000	114,400

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			410,000	416,384

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)			830,000	915,037

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			385,000	519,789

MetLife, Inc. sr. unsec. unsub. notes 7.717%, 2/15/19			1,405,000	1,534,646

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			210,000	228,390

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			40,000	43,600

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			370,000	391,482

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			425,000	443,870

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27			2,470,000	2,487,759

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.911%, 12/9/19 (Australia)			1,200,000	1,208,374

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)			430,000	434,507

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)			865,000	864,309

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			125,000	127,813

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			290,000	281,663

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)			650,000	645,712

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			1,129,000	1,438,326

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			55,000	57,750

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			45,000	47,306

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			745,000	756,020

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20			480,000	479,151

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			267,000	287,631

Protective Life Global Funding 144A notes 2.262%, 4/8/20			445,000	444,676

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			125,000	128,125

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			320,000	339,200

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			141,000	154,924

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			157,000	166,420

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			120,000	129,264

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)			1,145,000	1,146,975

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			525,000	528,284

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			440,000	471,588

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			205,000	211,560

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			505,000	516,976

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			400,000	428,124

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			430,000	444,059

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			525,000	561,118

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			50,000	50,670

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			50,000	50,208

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)			3,865,000	3,881,639

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			205,000	230,113

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			40,000	41,604

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			435,000	447,270

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			20,000	20,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			38,000	39,710

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			95,000	97,138

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			480,000	556,800

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			17,000	16,150

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			819,000	812,595

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			190,000	254,244

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			90,000	94,950

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)			530,000	529,646

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			589,000	634,978

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)			433,000	450,886

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)			1,760,000	1,785,854

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			105,000	106,838

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			240,000	250,666

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			140,000	147,700

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			100,000	108,700

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,887,000	1,955,283

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			938,000	1,013,040

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			285,000	315,994

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 11/15/17			500,000	507,911

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			115,000	115,863

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			80,000	85,169

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			2,135,000	2,139,176

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			790,000	778,328

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			170,000	175,739

				90,434,698
Health care (1.4%)

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			525,000	529,433

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20			590,000	596,840

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			154,000	166,238

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			228,000	235,026

Allergan Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)			385,000	386,607

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			65,000	62,481

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			500,000	519,037

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			99,000	133,554

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			525,000	529,425

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			1,026,000	1,066,605

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			881,000	883,785

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			705,000	737,331

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			90,000	97,306

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			30,000	30,825

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			65,000	67,844

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			55,000	56,779

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			255,000	222,806

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			15,000	15,075

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			35,000	34,081

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			350,000	373,450

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			60,000	9,000

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			20,000	15,100

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			40,000	41,150

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			240,000	201,600

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			40,000	33,400

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			45,000	46,913

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			200,000	215,700

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			160,000	174,600

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			455,000	470,925

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			170,000	179,988

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			90,000	91,800

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			14,000	16,118

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			60,000	63,225

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			329,000	341,243

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			55,000	61,875

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			40,000	35,100

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			453,000	452,524

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			50,000	52,938

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			20,000	20,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			680,000	681,700

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			180,000	188,528

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			73,000	69,715

Patheon Holdings I BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			134,000	142,375

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			54,000	55,620

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			284,000	299,947

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			643,000	627,908

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			538,000	533,251

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			40,000	41,200

Tenet Healthcare Corp. company guaranty sr. FRN 4.746%, 6/15/20			60,000	60,600

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			63,000	66,465

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			60,000	64,275

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			465,000	441,600

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			235,000	241,270

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			345,000	380,011

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			540,000	547,705

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			535,000	538,365

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			130,000	110,013

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			118,000	101,185

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			4,000	3,610

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			25,000	21,219

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			135,000	130,444

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			115,000	120,894

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			40,000	41,950

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			55,000	57,613

				14,835,340
Technology (1.4%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47			1,420,000	1,506,078

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			275,000	286,007

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			1,970,000	1,989,290

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			350,000	378,406

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			453,000	452,922

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			97,000	77,843

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			667,000	684,942

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			737,000	810,152

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			144,000	185,844

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			774,000	839,922

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			20,000	20,950

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			525,000	524,940

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			270,000	301,504

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			140,000	149,450

First Data Corp. 144A notes 5.75%, 1/15/24			80,000	83,100

First Data Corp. 144A sr. notes 5.375%, 8/15/23			60,000	62,700

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			675,000	657,911

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			125,000	133,125

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			220,000	226,600

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			150,000	155,250

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			22,000	22,715

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			525,000	524,871

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			77,000	81,813

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			30,000	31,050

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			50,000	52,000

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			85,000	88,931

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27			1,050,000	1,081,575

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			750,000	721,783

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			475,000	497,814

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21			1,385,000	1,355,123

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40			310,000	377,026

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			990,000	949,969

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			200,000	200,800

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			70,000	73,238

				15,585,644
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			165,000	156,338

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			65,000	78,911

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			300,000	378,027

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			370,000	379,322

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			58,147	63,890

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			75,000	75,164

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			210,000	206,361

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			72,806	78,903

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			237,585	246,197

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			193,000	201,203

				1,864,316
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			60,000	69,450

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			440,000	460,900

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			20,000	20,375

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			100,000	114,500

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			55,000	61,418

Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21			245,000	263,090

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			60,000	65,468

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			175,000	179,169

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			100,000	93,750

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			13,000	13,423

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			10,000	10,300

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			25,000	27,948

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36			208,000	263,089

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			402,000	430,984

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			205,000	215,555

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20			465,000	464,589

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			50,000	49,375

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			30,000	30,938

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			20,000	19,400

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			200,000	214,606

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			50,000	64,204

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			245,000	261,763

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			235,000	235,544

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			640,000	666,975

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			225,000	238,500

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			120,000	129,886

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			685,000	684,790

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			140,000	155,881

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			120,000	129,129

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27			276,000	276,883

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47			459,000	465,659

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			196,000	206,165

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			42,000	24,990

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47			455,000	468,190

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			115,000	115,987

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			505,000	513,713

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			210,000	211,284

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			17,000	21,375

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			430,000	567,365

Nevada Power Co. mtge. notes 7.125%, 3/15/19			310,000	336,640

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			75,000	77,438

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			115,000	115,144

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			25,000	25,813

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			350,000	346,697

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42			110,000	132,754

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			135,000	143,728

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			560,000	547,441

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			153,000	197,429

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			465,000	493,143

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			15,000	15,416

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			215,000	270,902

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			467,000	448,904

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			24,000	24,903

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			60,000	61,050

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			54,000	135

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			337,000	351,367

				12,095,514

Total corporate bonds and notes (cost $253,187,946)				$261,491,703

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.7%)

Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46			$962,373	$1,040,416
3.50%, with due dates from 3/20/47 to 5/20/47			57,159,809	59,279,571
3.50%, TBA, 7/1/47			11,000,000	11,391,875

				71,711,862
U.S. Government Agency Mortgage Obligations (14.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45			21,725,974	22,869,878

Federal National Mortgage Association Pass-Through Certificates
7.00%, 3/1/18			7,294	7,380
6.00%, TBA, 7/1/47			14,000,000	15,763,125
4.50%, TBA, 7/1/47			1,000,000	1,072,500
4.00%, 12/1/44			8,358,685	8,797,516
4.00%, TBA, 7/1/47			1,000,000	1,051,016
3.50%, with due dates from 9/1/45 to 6/1/56			54,233,944	55,747,492
3.50%, TBA, 8/1/47			2,000,000	2,050,391
3.50%, TBA, 7/1/47			3,000,000	3,080,625
3.00%, with due dates from 4/1/46 to 3/1/47			9,863,403	9,866,050
3.00%, 12/1/31			22,324,514	22,941,055
3.00%, TBA, 7/1/47			3,000,000	2,996,016
3.00%, TBA, 7/1/32			5,000,000	5,130,860
2.50%, TBA, 7/1/47			1,000,000	963,227

				152,337,131

Total U.S. government and agency mortgage obligations (cost $224,173,355)				$224,048,993

MORTGAGE-BACKED SECURITIES (4.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37			$94,781	$146,024
IFB Ser. 3249, Class PS, 18.451%, 12/15/36			123,965	173,345
IFB Ser. 3065, Class DC, 16.383%, 3/15/35			183,481	264,769
IFB Ser. 2990, Class LB, 13.984%, 6/15/34			125,881	151,278
IFB Ser. 3829, Class AS, IO, 5.791%, 3/15/41			1,622,926	304,869
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.816%, 12/25/27			479,469	492,180
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 3.416%, 3/25/25			206,414	208,653
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 2.416%, 11/25/28			137,858	138,248
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 2.316%, 12/25/28			143,878	144,332
Ser. 3391, PO, zero %, 4/15/37			8,034	6,837
Ser. 3300, PO, zero %, 2/15/37			45,216	39,184
Ser. 3206, Class EO, PO, zero %, 8/15/36			5,105	4,501
Ser. 3326, Class WF, zero %, 10/15/35			3,560	2,693

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36			31,205	56,823
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36			114,134	178,410
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35			50,842	66,203
IFB Ser. 05-106, Class JC, 16.353%, 12/25/35			49,938	73,027
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34			23,699	29,079
IFB Ser. 12-58, Class SM, IO, 5.284%, 6/25/42			1,962,538	335,688
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			1,203,093	110,396
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.566%, 1/25/29			198,721	200,296
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 2.416%, 7/25/24			40,431	40,502
Ser. 07-64, Class LO, PO, zero %, 7/25/37			22,486	20,733
Ser. 07-14, Class KO, PO, zero %, 3/25/37			25,031	20,936
Ser. 06-125, Class OX, PO, zero %, 1/25/37			2,140	1,802
Ser. 06-84, Class OT, PO, zero %, 9/25/36			3,062	2,586

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			367,268	77,733
IFB Ser. 13-99, Class AS, IO, 4.838%, 6/20/43			1,422,546	275,304
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			78,278	15,570
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44			3,890,062	620,076
Ser. 13-14, IO, 3.50%, 12/20/42			991,145	137,293
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			1,572,369	184,942
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			1,765,061	177,701
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			1,326,225	163,921
Ser. 16-H16, Class EI, IO, 2.351%, 6/20/66			3,490,804	410,170
Ser. 15-H25, Class BI, IO, 1.993%, 10/20/65			3,411,908	345,967
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65			1,982,064	178,386
Ser. 06-36, Class OD, PO, zero %, 7/16/36			2,861	2,413

				5,802,870
Commercial mortgage-backed securities (2.8%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51			6,720,389	3,391

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.565%, 11/10/41			253,023	2,393
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42			107,933	18
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			1,811,767	—

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.244%, 2/11/41			86,789	217

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39			198,200	154,453
FRB Ser. 06-PW11, Class C, 5.328%, 3/11/39 (In default)(NON)			191,000	97,628
FRB Ser. 06-PW14, Class X1, IO, 0.568%, 12/11/38			852,540	12,831

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.945%, 12/15/47			411,000	414,526

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			280,000	290,856
FRB Ser. 14-GC19, Class XA, IO, 1.382%, 3/10/47			3,755,295	210,672

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.626%, 10/15/49			8,775,831	6,143

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.061%, 5/15/46			469,000	473,442

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.967%, 2/10/47			15,067,337	489,688

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47			246,000	251,535
Ser. 13-CR11, Class AM, 4.715%, 8/10/50			233,000	252,805
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47			869,000	848,306
Ser. 13-CR13, Class AM, 4.449%, 12/10/23			275,000	297,028
FRB Ser. 12-CR1, Class XA, IO, 2.06%, 5/15/45			3,518,138	263,639
FRB Ser. 14-LC15, Class XA, IO, 1.508%, 4/10/47			14,341,367	786,337
FRB Ser. 13-LC13, Class XA, IO, 1.50%, 8/10/46			8,152,980	352,453
FRB Ser. 14-CR18, Class XA, IO, 1.395%, 7/15/47			3,211,114	171,987
FRB Ser. 14-CR17, Class XA, IO, 1.306%, 5/10/47			4,904,828	249,656
FRB Ser. 14-UBS6, Class XA, IO, 1.18%, 12/10/47			4,894,122	252,047

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.303%, 7/10/46			476,000	505,304
FRB Ser. 12-CR2, Class E, 5.002%, 8/15/45			250,000	233,528
Ser. 13-LC13, Class AM, 4.557%, 8/10/46			580,000	630,460
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45			337,000	286,315
Ser. 13-LC13, Class E, 3.719%, 8/10/46			274,000	184,429
FRB Ser. 06-C8, Class XS, IO, 0.825%, 12/10/46			4,715,930	81

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.252%, 5/15/38			152,584	9

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.442%, 4/15/50			314,000	319,886

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.51%, 12/15/49			851,000	865,789

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.51%, 8/10/44			1,576,000	1,632,736

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.11%, 7/10/45			1,846,587	4

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.783%, 5/10/43			992,915	2,743

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.731%, 2/10/46			7,230,750	476,073

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			283,000	279,010

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45			503,000	487,709
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44			756,000	766,988
FRB Ser. 12-GC6, Class E, 5.00%, 1/10/45			478,000	388,423
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46			586,000	521,130
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			89,421	1

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.759%, 10/15/45			217,000	222,922

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.821%, 4/15/47			518,000	539,027
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46			554,000	557,677
FRB Ser. 14-C25, Class C, 4.596%, 11/15/47			297,000	293,002
FRB Ser. 14-C19, Class XA, IO, 1.331%, 4/15/47			7,224,392	229,013
FRB Ser. 14-C25, Class XA, IO, 1.137%, 11/15/47			4,218,674	211,777

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.535%, 12/15/47			119,000	120,833
FRB Ser. 12-LC9, Class E, 4.535%, 12/15/47			387,000	361,071

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.433%, 2/12/51			43,500	44,522
FRB Ser. 06-LDP7, Class B, 6.139%, 4/17/45			251,000	42,294
FRB Ser. 05-LDP5, Class F, 5.824%, 12/15/44			479,135	476,486
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			85,701	87,281
FRB Ser. 13-C10, Class C, 4.286%, 12/15/47			1,066,000	1,062,320
FRB Ser. 13-LC11, Class XA, IO, 1.563%, 4/15/46			3,769,292	215,754
FRB Ser. 06-LDP8, Class X, IO, 0.534%, 5/15/45			1,137,406	13

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.299%, 5/15/45			553,000	498,087
FRB Ser. 05-CB12, Class X1, IO, 0.433%, 9/12/37			668,934	1,614
FRB Ser. 06-LDP6, Class X1, IO, 0.011%, 4/15/43			352,307	—

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			21,301	21,726

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.481%, 11/15/40			935,438	5,746
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			309,555	18

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.345%, 4/20/48			508,000	445,094

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.68%, 8/12/39			512,907	1,886
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			378,629	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44			19,194	893
FRB Ser. 07-C5, Class X, IO, 5.504%, 12/15/49			376,750	2,562
FRB Ser. 06-C4, Class X, IO, 3.371%, 7/15/45			185,711	2,563

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45			645,000	661,061
FRB Ser. 14-C17, Class XA, IO, 1.401%, 8/15/47			4,596,066	238,444

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			225,000	69,289
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			215,187	214,219

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class B, 6.503%, 1/11/43			422,000	426,220
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49			622,000	643,708
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49			113,000	112,861

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			366,695	27,502

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 5.055%, 5/10/63			319,000	317,565
FRB Ser. 12-C4, Class XA, IO, 1.89%, 12/10/45			1,978,915	132,259
FRB Ser. 12-C2, Class XA, IO, 1.543%, 5/10/63			13,954,166	752,999

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.468%, 10/15/44			371,000	369,050

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.066%, 6/15/45			2,488,736	498
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			236,932	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.431%, 7/15/46			218,000	232,543
FRB Ser. 13-LC12, Class C, 4.431%, 7/15/46			409,000	417,425
Ser. 12-LC5, Class AS, 3.539%, 10/15/45			268,000	276,764
FRB Ser. 14-LC16, Class XA, IO, 1.548%, 8/15/50			3,769,813	217,518

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46			507,000	469,196

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			200,000	207,020
Ser. 13-C18, Class AS, 4.387%, 12/15/46			629,000	677,269
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			195,000	207,870
Ser. 12-C8, Class AS, 3.66%, 8/15/45			229,000	241,096
Ser. 13-C12, Class AS, 3.56%, 3/15/48			275,000	282,783
Ser. 13-C11, Class AS, 3.311%, 3/15/45			228,000	231,883

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.861%, 11/15/44			241,000	265,138
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44			911,000	930,495
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44			682,000	640,671
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44			669,000	678,032
Ser. 11-C4, Class E, 5.265%, 6/15/44			482,000	462,768
FRB Ser. 12-C9, Class D, 4.96%, 11/15/45			291,000	275,111
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46			153,000	132,716
Ser. 14-C19, Class D, 4.234%, 3/15/47			86,000	73,418
FRB Ser. 12-C10, Class XA, IO, 1.794%, 12/15/45			2,274,716	150,700
FRB Ser. 13-C12, Class XA, IO, 1.512%, 3/15/48			863,091	43,644
FRB Ser. 12-C9, Class XB, IO, 0.864%, 11/15/45			6,676,000	224,340

				30,210,926
Residential mortgage-backed securities (non-agency) (1.0%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.878%, 1/26/36			350,000	305,573

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.15%, 5/25/35			762,789	778,045

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.692%, 8/25/46			271,388	246,687
FRB Ser. 06-OA7, Class 1A2, 1.672%, 6/25/46			816,914	767,899
FRB Ser. 05-27, Class 1A1, 1.562%, 8/25/35			169,424	137,318
FRB Ser. 05-59, Class 1A1, 1.542%, 11/20/35			633,862	590,881
FRB Ser. 06-OA10, Class 4A1, 1.406%, 8/25/46			974,506	896,546

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.366%, 11/25/28			280,000	324,277
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 5.466%, 11/25/23			560,000	623,145

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.116%, 10/25/28			931,750	1,085,077
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.916%, 4/25/28			959,570	1,092,480
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.766%, 4/25/28			275,000	309,145
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.216%, 7/25/25			20,000	22,106
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.466%, 4/25/29			50,000	55,072

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 2.016%, 2/25/34			455,593	441,316

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.981%, 2/25/35			239,205	241,074

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 2.041%, 8/25/34			417,722	413,544

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			100,000	82,500

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1.396%, 1/25/37			259,448	231,242

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 3.134%, 6/25/34			486,615	493,150
FRB Ser. 05-AR10, Class 1A3, 2.808%, 9/25/35			560,772	574,913
FRB Ser. 05-AR9, Class A1C3, 2.176%, 7/25/45			408,962	397,102
FRB Ser. 05-AR19, Class A1C3, 1.716%, 12/25/45			70,059	68,308
FRB Ser. 05-AR13, Class A1C3, 1.706%, 10/25/45			191,762	187,310
FRB Ser. 05-AR11, Class A1B3, 1.616%, 8/25/45			461,389	440,488

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR4, Class 1A3, 3.239%, 4/25/35			224,831	226,905

				11,032,103

Total mortgage-backed securities (cost $46,689,667)				$47,045,899

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$340,000	$347,990

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%, 7/6/36 (Argentina)			229,000	227,283

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			210,000	211,050

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			307,000	318,052

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	4,564	1,379,622

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$265,000	273,613

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			685,000	780,900

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			337,000	378,789

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			150,000	157,631

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			320,000	345,879

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			200,000	215,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			200,000	237,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			825,000	860,327

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			200,000	201,000

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			377,000	390,677

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			2,000,000	2,165,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			200,000	210,755

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	654,000	189,316

Total foreign government and agency bonds and notes (cost $9,773,108)				$8,890,134

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%, 5/29/20 (In default)(NON)			$137,098	$110,135

Brand Energy & Infrastructure Services, Inc. bank term loan FRN 5.491%, 6/21/24			185,000	184,168

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			325,486	387,735

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.045%, 5/8/21			264,294	265,285

CPG International, Inc. bank term loan FRN 4.897%, 5/3/24			43,351	43,260

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, 4.408%, 3/31/24			49,045	49,066

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			158,009	145,368

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.339%, 10/25/20			81,824	61,266

PetSmart, Inc. bank term loan FRN Ser. B, 4.22%, 3/10/22			40,000	37,050

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.544%, 9/7/23			119,100	110,713

Total senior loans (cost $1,376,461)				$1,394,046

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 16-2, Class A, 2.417%, 3/10/19			$144,000	$144,000
FRB Ser. 16-4, Class A1, 2.317%, 5/10/19			188,000	188,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.116%, 2/25/49			623,667	623,667

Total asset-backed securities (cost $955,719)				$955,667

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$59,000	$142,633

Total convertible bonds and notes (cost $56,163)				$142,633

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			3,415	$97,434

Nine Point Energy 6.75% cv. pfd.(F)(NON)			11	11,000

Total convertible preferred stocks (cost $73,389)				$108,434

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

USD/CNH (Put)	Oct-17/CNH 6.70		8,099,150	$15,477

USD/CNH (Put)	Oct-17/CNH 6.70		8,099,150	14,676

USD/JPY (Put)	Nov-17/JPY 107.00		4,855,900	34,302

Total purchased options outstanding (cost $124,989)				$64,455

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			2,035	$53,317

Total preferred stocks (cost $50,875)				$53,317

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Altaba, Inc.			400	$21,792

Total investment companies (cost $19,782)				$21,792

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	722	$448

Total warrants (cost $—)				$448

SHORT-TERM INVESTMENTS (15.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.24%(AFF)		Shares	7,300,125	$7,300,125

Putnam Short Term Investment Fund 1.07%(AFF)		Shares	141,594,800	141,594,800

U.S. Treasury Bills 0.940%, 8/24/17(SEGCCS)			$313,000	312,584

U.S. Treasury Bills 0.886%, 8/10/17(SEGSF)(SEGCCS)			52,000	51,952

U.S. Treasury Bills 0.863%, 8/3/17(SEGCCS)			47,000	46,966

U.S. Treasury Bills 0.798%, 7/20/17(SEGCCS)			55,000	54,980

U.S. Treasury Bills 0.764%, 7/13/17(SEG)(SEGSF)(SEGCCS)			1,756,000	1,755,622

U.S. Treasury Bills 0.800%, 7/6/17(SEG)(SEGSF)(SEGCCS)			10,497,000	10,496,339

Total short-term investments (cost $161,612,792)				$161,613,368

TOTAL INVESTMENTS

Total investments (cost $1,059,607,045)(b)				$1,122,707,138

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $98,597,086) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$1,578,032	$1,553,465	$24,567
	Brazilian Real	Buy	7/3/17	1,510,338	1,573,387	(63,049)
	Brazilian Real	Sell	7/3/17	1,510,338	1,521,274	10,936
	Chilean Peso	Buy	7/19/17	1,577,760	1,575,985	1,775
	Chilean Peso	Sell	7/19/17	1,577,760	1,599,429	21,669
	Euro	Buy	9/20/17	1,695,583	1,665,982	29,601
	Hong Kong Dollar	Buy	8/16/17	266,118	267,247	(1,129)
	Indian Rupee	Buy	8/16/17	808,475	809,921	(1,446)
	Japanese Yen	Sell	8/16/17	664,512	667,335	2,823
	Mexican Peso	Buy	7/19/17	819,244	777,796	41,448
	Mexican Peso	Sell	7/19/17	819,244	768,886	(50,358)
	New Zealand Dollar	Buy	7/19/17	614,742	631,957	(17,215)
	Norwegian Krone	Sell	9/20/17	1,975,760	1,948,208	(27,552)
	Singapore Dollar	Sell	8/16/17	7,922	228	(7,694)
	Swedish Krona	Buy	9/20/17	838,039	815,419	22,620
Barclays Bank PLC
	Australian Dollar	Buy	7/19/17	343,117	342,303	814
	Canadian Dollar	Buy	7/19/17	1,667,175	1,613,981	53,194
	Canadian Dollar	Sell	7/19/17	1,667,175	1,627,492	(39,683)
	Euro	Buy	9/20/17	1,264,291	1,253,982	10,309
	Japanese Yen	Sell	8/16/17	783,712	787,167	3,455
	New Zealand Dollar	Buy	7/19/17	845,518	789,353	56,165
	New Zealand Dollar	Sell	7/19/17	831,452	792,183	(39,269)
	Swedish Krona	Buy	9/20/17	742,715	719,719	22,996
	Swiss Franc	Buy	9/20/17	512,247	499,598	12,649
Citibank, N.A.
	Australian Dollar	Sell	7/19/17	113,809	88,538	(25,271)
	Brazilian Real	Buy	7/3/17	768,119	804,109	(35,990)
	Brazilian Real	Sell	7/3/17	768,119	742,653	(25,466)
	British Pound	Sell	9/20/17	868,562	858,091	(10,471)
	Canadian Dollar	Buy	7/19/17	799,032	776,820	22,212
	Danish Krone	Sell	9/20/17	340,423	334,780	(5,643)
	Euro	Buy	9/20/17	105,501	106,095	(594)
	Japanese Yen	Sell	8/16/17	756,449	759,215	2,766
	Mexican Peso	Buy	7/19/17	806,803	814,672	(7,869)
	Mexican Peso	Sell	7/19/17	806,803	802,124	(4,679)
	New Taiwan Dollar	Buy	8/16/17	9,826	11,058	(1,232)
	New Zealand Dollar	Sell	7/19/17	2,416,770	2,328,897	(87,873)
	Norwegian Krone	Buy	9/20/17	819,003	814,912	4,091
	South African Rand	Buy	7/19/17	828,957	837,166	(8,209)
	South African Rand	Sell	7/19/17	828,957	803,762	(25,195)
	Swedish Krona	Sell	9/20/17	429,444	416,842	(12,602)
Credit Suisse International
	Australian Dollar	Buy	7/19/17	262,045	264,148	(2,103)
	Canadian Dollar	Buy	7/19/17	828,111	796,850	31,261
	Canadian Dollar	Sell	7/19/17	818,469	812,465	(6,004)
	Euro	Buy	9/20/17	808,458	794,937	13,521
	Japanese Yen	Sell	8/16/17	801,075	800,760	(315)
	New Zealand Dollar	Buy	7/19/17	113,850	96,469	17,381
	Swedish Krona	Sell	9/20/17	1,669,449	1,620,914	(48,535)
	Swiss Franc	Buy	9/20/17	329,587	326,209	3,378
Goldman Sachs International
	Australian Dollar	Sell	7/19/17	798,891	787,544	(11,347)
	British Pound	Sell	9/20/17	1,285,937	1,270,625	(15,312)
	Canadian Dollar	Buy	7/19/17	21,289	21,104	185
	Euro	Buy	9/20/17	423,150	436,682	(13,532)
	Indian Rupee	Buy	8/16/17	798,703	803,255	(4,552)
	Japanese Yen	Sell	8/16/17	679,241	682,345	3,104
	New Zealand Dollar	Sell	7/19/17	641,849	619,890	(21,959)
	Norwegian Krone	Sell	9/20/17	1,652,413	1,628,354	(24,059)
	South African Rand	Buy	7/19/17	1,580,728	1,578,814	1,914
	South African Rand	Sell	7/19/17	1,580,728	1,576,109	(4,619)
	Swedish Krona	Buy	9/20/17	833,473	808,957	24,516
	Swiss Franc	Buy	9/20/17	829,783	821,374	8,409
	Swiss Franc	Sell	9/20/17	823,391	822,575	(816)
HSBC Bank USA, National Association
	British Pound	Sell	9/20/17	699,628	691,220	(8,408)
	Canadian Dollar	Buy	7/19/17	823,329	811,056	12,273
	Euro	Sell	9/20/17	1,605,793	1,589,262	(16,531)
	New Zealand Dollar	Buy	7/19/17	1,644,807	1,606,947	37,860
	Singapore Dollar	Sell	8/16/17	812,655	805,150	(7,505)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/17	1,692,226	1,663,868	28,358
	Brazilian Real	Buy	7/3/17	1,087	1,139	(52)
	Brazilian Real	Sell	7/3/17	1,087	1,079	(8)
	British Pound	Sell	9/20/17	1,613,883	1,606,621	(7,262)
	Canadian Dollar	Buy	7/19/17	33,939	22,667	11,272
	Czech Koruna	Buy	7/19/17	865,077	796,015	69,062
	Czech Koruna	Sell	7/19/17	865,077	784,477	(80,600)
	Euro	Buy	7/19/17	836,196	782,286	53,910
	Euro	Sell	7/19/17	836,196	789,585	(46,611)
	Euro	Buy	9/20/17	833,342	840,380	(7,038)
	Japanese Yen	Buy	8/16/17	525,611	527,976	(2,365)
	Mexican Peso	Buy	7/19/17	806,803	814,198	(7,395)
	Mexican Peso	Sell	7/19/17	806,803	807,426	623
	New Zealand Dollar	Sell	7/19/17	555,034	542,808	(12,226)
	Norwegian Krone	Sell	9/20/17	828,180	809,924	(18,256)
	Singapore Dollar	Buy	8/16/17	176,035	173,782	2,253
	Swedish Krona	Buy	9/20/17	324,954	290,585	34,369
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/19/17	1,894,254	1,867,139	27,115
	Canadian Dollar	Buy	7/19/17	788,464	764,580	23,884
	Czech Koruna	Buy	7/19/17	865,073	795,684	69,389
	Czech Koruna	Sell	7/19/17	865,073	785,258	(79,815)
	Euro	Buy	7/19/17	836,424	782,477	53,947
	Euro	Sell	7/19/17	836,424	788,149	(48,275)
	Euro	Buy	9/20/17	1,834,225	1,803,602	30,623
	Japanese Yen	Sell	8/16/17	784,902	788,405	3,503
	New Zealand Dollar	Buy	7/19/17	798,484	800,920	(2,436)
	Norwegian Krone	Sell	9/20/17	1,636,026	1,612,545	(23,481)
	Swedish Krona	Buy	9/20/17	842,187	807,411	34,776
	Swedish Krona	Sell	9/20/17	833,044	812,844	(20,200)
	Turkish Lira	Sell	9/20/17	162,743	160,280	(2,463)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/19/17	872,356	865,523	6,833
	British Pound	Sell	9/20/17	832,921	807,258	(25,663)
	Canadian Dollar	Buy	7/19/17	20,981	14,078	6,903
	Euro	Sell	9/20/17	4,816	2,178	(2,638)
	Japanese Yen	Buy	8/16/17	693,859	696,914	(3,055)
	New Zealand Dollar	Buy	7/19/17	446,312	464,184	(17,872)
	Norwegian Krone	Sell	9/20/17	814,300	803,929	(10,371)
	Singapore Dollar	Buy	8/16/17	1,163	13,727	(12,564)
	Swedish Krona	Buy	9/20/17	2,539,497	2,456,096	83,401
UBS AG
	Australian Dollar	Sell	7/19/17	597,786	555,449	(42,337)
	Canadian Dollar	Buy	7/19/17	843,384	820,750	22,634
	Euro	Buy	9/20/17	823,710	812,685	11,025
	Japanese Yen	Sell	8/16/17	814,109	834,567	20,458
	New Zealand Dollar	Sell	7/19/17	747,347	715,198	(32,149)
	Norwegian Krone	Sell	9/20/17	1,639,085	1,615,775	(23,310)
	Swedish Krona	Buy	9/20/17	845,573	812,488	33,085
	Turkish Lira	Buy	9/20/17	17,681	17,431	250
WestPac Banking Corp.
	Australian Dollar	Sell	7/19/17	482,055	466,605	(15,450)
	Canadian Dollar	Buy	7/19/17	841,610	802,510	39,100
	Canadian Dollar	Sell	7/19/17	825,643	821,505	(4,138)
	Euro	Buy	9/20/17	848,824	834,505	14,319
	New Zealand Dollar	Sell	7/19/17	801,412	763,575	(37,837)

Total						$(90,969)

FUTURES CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	280	$26,454,400	Sep-17	$87,626
Russell 2000 Index Mini (Long)	312	22,063,080	Sep-17	95,104
Russell 2000 Index Mini (Short)	116	8,202,940	Sep-17	(48,546)
S&P 500 Index E-Mini (Long)	200	24,209,000	Sep-17	(13,459)
S&P 500 Index E-Mini (Short)	598	72,384,910	Sep-17	259,155
S&P Mid Cap 400 Index E-Mini (Long)	2	349,220	Sep-17	2,046
S&P Mid Cap 400 Index E-Mini (Short)	64	11,175,040	Sep-17	(65,408)
Tokyo Price Index (Long)	77	11,032,274	Sep-17	15,438
U.S. Treasury Bond 30 yr (Long)	99	15,215,063	Sep-17	109,631
U.S. Treasury Bond Ultra 30 yr (Long)	191	31,682,125	Sep-17	500,995
U.S. Treasury Bond Ultra 30 yr (Short)	3	497,625	Sep-17	(7,904)
U.S. Treasury Note 2 yr (Long)	481	103,948,610	Sep-17	(158,785)
U.S. Treasury Note 2 yr (Short)	43	9,292,703	Sep-17	13,352
U.S. Treasury Note 5 yr (Long)	863	101,692,414	Sep-17	(262,717)
U.S. Treasury Note 5 yr (Short)	38	4,477,766	Sep-17	10,042
U.S. Treasury Note 10 yr (Long)	313	39,291,281	Sep-17	(110,662)
U.S. Treasury Note 10 yr (Short)	314	39,416,813	Sep-17	105,485
U.S. Treasury Note Ultra 10 yr (Short)	27	3,639,938	Sep-17	4,796

Total				$536,189

WRITTEN OPTIONS OUTSTANDING at 6/30/17 (premiums $51,474) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

USD/CNH (Put)	Oct-17/CNH 6.60	8,099,150	$4,795
USD/CNH (Put)	Oct-17/CNH 6.60	8,099,150	4,333
USD/JPY (Put)	Nov-17/JPY 103.00	4,855,900	13,844

Total			$22,972

TBA SALE COMMITMENTS OUTSTANDING at 6/30/17 (proceeds receivable $6,125,664) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 7/1/47	$1,000,000	7/13/17	$1,051,016
Federal National Mortgage Association, 3.50%, 7/1/47	2,000,000	7/13/17	2,053,749
Federal National Mortgage Association, 3.00%, 7/1/47	3,000,000	7/13/17	2,996,016

Total			$6,100,781

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$72,200,300	(E)	$(146,178)	9/20/19	3 month USD-LIBOR-BBA	1.70%	$(120,258)
	61,592,700	(E)	124,600	9/20/19	1.70%	3 month USD-LIBOR-BBA	102,488
	38,407,600	(E)	199,233	9/20/27	2.20%	3 month USD-LIBOR-BBA	569,867
	25,175,000	(E)	(131,537)	9/20/27	3 month USD-LIBOR-BBA	2.20%	(374,476)
	25,415,300	(E)	53,413	9/20/22	1.90%	3 month USD-LIBOR-BBA	174,364
	13,934,800	(E)	(29,855)	9/20/22	3 month USD-LIBOR-BBA	1.90%	(96,170)
	2,816,800	(E)	29,699	9/20/47	2.45%	3 month USD-LIBOR-BBA	89,533
	11,245,900	(E)	(119,098)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(357,983)
	3,529,000		(47)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	24,091

	Total		$(19,770)	$11,456
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$34,284	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$191
	364,594	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,807
	107,449	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	533
	2,234	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	—
	122,504	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(381)
	20,679	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	55
	92,640	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(420)
	55,053	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	198
	26,127	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(107)
	750,045	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,616)
	229,352	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	123
Citibank, N.A.
	241,587	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(842)
baskets	243	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	(635,874)
units	4,834	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(410,260)
Credit Suisse International
	$146,461	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	825
Goldman Sachs International
	43,576	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(25)
	6,987	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1
	85,247	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	475
	85,247	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	475
	387,672	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,376
	11,171	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	6
	13,446	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	7
	247,591	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	133
JPMorgan Securities LLC
	472,043	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,340)
	204,778	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,138)

Total		$—	$(1,047,798)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$957	$14,000	5/11/63	300 bp	$(671)
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	(1,737)
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	(3,383)
	Credit Suisse International
	CMBX NA A Index	A/P	9,497	292,000	5/11/63	200 bp	221
	CMBX NA A Index	A/P	12,141	387,000	5/11/63	200 bp	(239)
	CMBX NA A Index	A/P	25,099	477,000	5/11/63	200 bp	9,946
	CMBX NA BB Index	—	(11,932)	676,000	5/11/63	(500 bp)	111,889
	CMBX NA BB Index	—	(124,188)	755,000	1/17/47	(500 bp)	(3,564)
	CMBX NA BBB- Index	BBB-/P	12,917	102,000	5/11/63	300 bp	1,055
	CMBX NA BBB- Index	BBB-/P	151,827	1,420,000	5/11/63	300 bp	(13,319)
	CMBX NA BBB- Index	BBB-/P	50,984	645,000	1/17/47	300 bp	(6,292)
	CMBX NA BBB- Index	BBB-/P	63,123	854,000	1/17/47	300 bp	(12,712)
	Goldman Sachs International
	CMBX NA BB Index	—	(24,859)	243,000	5/11/63	(500 bp)	19,651
	CMBX NA BB Index	—	(3,481)	23,000	1/17/47	(500 bp)	194
	CMBX NA A Index	A/P	8,226	270,000	5/11/63	200 bp	(396)
	CMBX NA A Index	A/P	8,351	270,000	5/11/63	200 bp	(271)
	CMBX NA A Index	A/P	12,141	387,000	5/11/63	200 bp	(239)
	CMBX NA A Index	A/P	20,305	399,000	5/11/63	200 bp	7,630
	CMBX NA A Index	A/P	28,986	481,000	5/11/63	200 bp	13,707
	CMBX NA A Index	A/P	34,586	686,000	1/17/47	200 bp	20,135
	CMBX NA BB Index	—	(18,117)	124,000	5/11/63	(500 bp)	4,595
	CMBX NA BB Index	—	(64,416)	381,000	1/17/47	(500 bp)	(3,545)
	CMBX NA BB Index	—	(50,559)	249,000	1/17/47	(500 bp)	(10,777)
	CMBX NA BB Index	—	(11,305)	69,000	1/17/47	(500 bp)	(281)
	CMBX NA BBB- Index	BBB-/P	317	4,000	5/11/63	300 bp	(149)
	CMBX NA BBB- Index	BBB-/P	545	8,000	5/11/63	300 bp	(385)
	CMBX NA BBB- Index	BBB-/P	2,226	46,000	5/11/63	300 bp	(3,124)
	CMBX NA BBB- Index	BBB-/P	3,077	59,000	5/11/63	300 bp	(3,784)
	CMBX NA BBB- Index	BBB-/P	5,992	71,000	5/11/63	300 bp	(2,266)
	CMBX NA BBB- Index	BBB-/P	8,861	105,000	5/11/63	300 bp	(3,351)
	CMBX NA BBB- Index	BBB-/P	9,758	113,000	5/11/63	300 bp	(3,384)
	CMBX NA BBB- Index	BBB-/P	23,742	195,000	5/11/63	300 bp	1,063
	CMBX NA BBB- Index	BBB-/P	55,992	597,000	5/11/63	300 bp	(13,439)
	CMBX NA BBB- Index	BBB-/P	57,205	761,000	5/11/63	300 bp	(31,299)
	CMBX NA BBB- Index	BBB-/P	1,043	12,000	1/17/47	300 bp	(23)
	CMBX NA BBB- Index	BBB-/P	5,300	62,000	1/17/47	300 bp	(206)
	CMBX NA BBB- Index	BBB-/P	5,925	85,000	1/17/47	300 bp	(1,623)
	CMBX NA BBB- Index	BBB-/P	28,026	329,000	1/17/47	300 bp	(1,190)
	CMBX NA BBB- Index	BBB-/P	33,315	423,000	1/17/47	300 bp	(4,247)
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	1,020	31,000	5/11/63	200 bp	35
	CMBX NA A Index	A/P	12,675	387,000	5/11/63	200 bp	295
	CMBX NA A Index	A/P	12,158	402,000	5/11/63	200 bp	(612)
	CMBX NA A Index	A/P	14,522	440,000	5/11/63	200 bp	545
	CMBX NA A Index	A/P	26,127	444,000	5/11/63	200 bp	12,023
	CMBX NA A Index	A/P	35,837	741,000	5/11/63	200 bp	12,298
	CMBX NA A Index	A/P	111,366	1,848,000	5/11/63	200 bp	52,661
	CMBX NA A Index	A/P	13,244	302,000	1/17/47	200 bp	6,881
	CMBX NA BB Index	—	(17,547)	122,000	5/11/63	(500 bp)	4,800
	CMBX NA BB Index	—	(9,838)	74,000	5/11/63	(500 bp)	3,716
	CMBX NA BB Index	—	(24,823)	145,000	1/17/47	(500 bp)	(1,657)
	CMBX NA BB Index	—	(20,788)	128,000	1/17/47	(500 bp)	(338)
	CMBX NA BBB- Index	BBB-/P	276	4,000	5/11/63	300 bp	(189)
	CMBX NA BBB- Index	BBB-/P	900	11,000	5/11/63	300 bp	(379)
	CMBX NA BBB- Index	BBB-/P	3,942	27,000	5/11/63	300 bp	802
	CMBX NA BBB- Index	BBB-/P	1,912	31,000	5/11/63	300 bp	(1,693)
	CMBX NA BBB- Index	BBB-/P	6,250	50,000	5/11/63	300 bp	435
	CMBX NA BBB- Index	BBB-/P	6,367	56,000	5/11/63	300 bp	(145)
	CMBX NA BBB- Index	BBB-/P	6,809	60,000	5/11/63	300 bp	(169)
	CMBX NA BBB- Index	BBB-/P	3,969	62,000	5/11/63	300 bp	(3,242)
	CMBX NA BBB- Index	BBB-/P	3,304	62,000	5/11/63	300 bp	(3,907)
	CMBX NA BBB- Index	BBB-/P	3,158	62,000	5/11/63	300 bp	(4,053)
	CMBX NA BBB- Index	BBB-/P	12,682	88,000	5/11/63	300 bp	2,447
	CMBX NA BBB- Index	BBB-/P	7,676	90,000	5/11/63	300 bp	(2,791)
	CMBX NA BBB- Index	BBB-/P	14,414	99,000	5/11/63	300 bp	2,900
	CMBX NA BBB- Index	BBB-/P	6,362	144,000	5/11/63	300 bp	(10,386)
	CMBX NA BBB- Index	BBB-/P	18,138	342,000	5/11/63	300 bp	(21,636)
	CMBX NA BBB- Index	BBB-/P	42,268	539,000	5/11/63	300 bp	(20,418)
	CMBX NA BBB- Index	BBB-/P	147,254	1,745,000	5/11/63	300 bp	(55,688)

	Total		$816,937	$36,725

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$(1,744,542)	$26,281,000	6/20/22	500 bp	$107,525
	NA HY Series 28 Index	B+/P	358,087	4,852,000	6/20/22	500 bp	16,158
	NA IG Series 28 Index	BBB+/P	(1,482,500)	92,000,000	6/20/22	100 bp	252,857

	Total		$(2,868,955)	$376,540

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
JPY	Japanese Yen
TRY	Turkish Lira
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,071,743,974.
(b)	The aggregate identified cost on a tax basis is $1,064,395,442, resulting in gross unrealized appreciation and depreciation of $73,854,303 and $15,542,607, respectively, or net unrealized appreciation of $58,311,696.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

	Putnam Cash Collateral Pool, LLC*#	$10,479,675	$61,858,670	$65,038,220	$50,118	$7,300,125
	Putnam Short Term Investment Fund**	200,030,946	160,631,593	219,067,739	931,577	141,594,800
	Total Short-term investments	$210,510,621	$222,490,263	$284,105,959	$981,695	$148,894,925
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,300,125, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,170,026.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $417,318,376 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,090,465 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,932,690 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$15,255,123	$—	$—
Capital goods	24,722,585	—	—
Communication services	12,958,327	—	617
Conglomerates	3,206,621	—	—
Consumer cyclicals	56,410,317	—	—
Consumer staples	43,287,221	—	—
Energy	21,271,742	6,585	3,402
Financials	81,841,240	—	—
Health care	55,398,050	—	—
Technology	74,298,144	—	—
Transportation	13,282,713	—	—
Utilities and power	14,931,150	2,412	—
Total common stocks	416,863,233	8,997	4,019
Asset-backed securities	—	955,667	—
Convertible bonds and notes	—	142,633	—
Convertible preferred stocks	—	108,434	—
Corporate bonds and notes	—	260,934,896	556,807
Foreign government and agency bonds and notes	—	8,890,134	—
Investment companies	21,792	—	—
Mortgage-backed securities	—	47,045,899	—
Preferred stocks	53,317	—	—
Purchased options outstanding	—	64,455	—
Senior loans	—	1,394,046	—
U.S. government and agency mortgage obligations	—	224,048,993	—
Warrants	448	—	—
Short-term investments	141,594,800	20,018,568	—

Totals by level	$558,533,590	$563,612,722	$560,826

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(90,969)	$—
Futures contracts	536,189	—	—
Written options outstanding	—	(22,972)	—
TBA sale commitments	—	(6,100,781)	—
Interest rate swap contracts	—	31,226	—
Total return swap contracts	—	(1,047,798)	—
Credit default contracts	—	2,465,283	—

Totals by level	$536,189	$(4,766,011)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,093,960	$1,628,677
Foreign exchange contracts	1,243,439	1,292,925
Equity contracts	459,817	1,173,547
Interest rate contracts	1,351,984	1,118,189

Total	$7,149,200	$5,213,338

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$9,100,000
Written currency option contracts (contract amount)		$9,100,000
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$147,700,000
Centrally cleared interest rate swap contracts (notional)		$242,000,000
OTC total return swap contracts (notional)		$80,700,000
OTC credit default contracts (notional)		$17,600,000
Centrally cleared credit default contracts (notional)		$121,600,000
Warrants (number of warrants)		800

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	Goldman, Sachs & Co.	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$132,197	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$132,197
	OTC Total return swap contracts*#	—	2,907	—	—	825	2,473	—	—	—	—	—	—	—	—	—	6,205
	OTC Credit default contracts*#	—	—	—	—	244,445	182,574	—	—	—	79,517	—	—	—	—	—	506,536
	Centrally cleared credit default contracts§	—	—	105,154	—	—	—	—	—	—	—	—	—	—	—	—	105,154
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	98,857	—	—	—	—	98,857
	Forward currency contracts#	155,439	159,582	—	29,069	65,541	38,128	—	50,133	199,847	—	—	243,237	97,137	87,452	53,419	1,178,984
	Purchased options#	49,779	—	—	—	—	14,676	—	—	—	—	—	—	—	—	—	64,455

	Total Assets	$205,218	$162,489	$237,351	$29,069	$310,811	$237,851	$—	$50,133	$199,847	$79,517	$98,857	$243,237	$97,137	$87,452	$53,419	$2,092,388

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	109,164	—	—	—	—	—	—	—	—	—	—	—	—	109,164
	OTC Total return swap contracts*#	—	3,524	—	1,046,976	—	25	—	—	—	3,478	—	—	—	—	—	1,054,003
	OTC Credit default contracts*#	12,444	—	—	—	346,928	380,760	—	—	—	546,616	—	—	—	—	—	1,286,748
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	636,383	—	—	—	—	636,383
	Forward currency contracts#	168,443	78,952	—	251,094	56,957	96,196	—	32,444	181,813	—	—	176,670	72,163	97,796	57,425	1,269,953
	Written options#	18,639	—	—	—	—	4,333	—	—	—	—	—	—	—	—	—	22,972

	Total Liabilities	$199,526	$82,476	$109,164	$1,298,070	$403,885	$481,314	$—	$32,444	$181,813	$550,094	$636,383	$176,670	$72,163	$97,796	$57,425	$4,379,223

	Total Financial and Derivative Net Assets	$5,692	$80,013	$128,187	$(1,269,001)	$(93,074)	$(243,463)	$—	$17,689	$18,034	$(470,577)	$(537,526)	$66,567	$24,974	$(10,344)	$(4,006)	$(2,286,835)
	Total collateral received (pledged)##†	$—	$—	$—	$(1,269,001)	$—	$(141,965)	$—	$—	$—	$(450,919)	$—	$—	$—	$—	$—
	Net amount	$5,692	$80,013	$128,187	$—	$(93,074)	$(101,498)	$—	$17,689	$18,034	$(19,658)	$(537,526)	$66,567	$24,974	$(10,344)	$(4,006)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017